Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2014	$ 97,563	$ 2	$ 248,305	$ 89	$ (150,833)
Beginning balance (in shares) at Dec. 31, 2014		23,982,786
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(52,023)				(52,023)
Other comprehensive income (loss)	(9)			(9)
Exercise of stock options and change in stock option early exercise repurchase liability	615		615
Exercise of stock options and change in stock option early exercise repurchase liability (in shares)		217,570
Stock-based compensation	4,029		4,029
Issuance of common stock, net of issuance costs	32,150	$ 1	32,149
Issuance of common stock, net of issuance costs (in shares)		6,272,727
Ending balance at Dec. 31, 2015	82,325	$ 3	285,098	80	(202,856)
Ending balance (in shares) at Dec. 31, 2015		30,473,083
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(40,969)				(40,969)
Other comprehensive income (loss)	3			3
Exercise of stock options and change in stock option early exercise repurchase liability	54		54
Exercise of stock options and change in stock option early exercise repurchase liability (in shares)		8,098
Stock-based compensation	4,678		4,678
Issuance of common stock, net of issuance costs	12,355		12,355
Issuance of common stock, net of issuance costs (in shares)		1,662,294
Ending balance at Dec. 31, 2016	58,446	$ 3	302,185	83	(243,825)
Ending balance (in shares) at Dec. 31, 2016		32,143,475
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(52,078)				(52,078)
Other comprehensive income (loss)	(5)			(5)
Exercise of stock options	$ 5		5
Exercise of stock options (in shares)	2,889	2,889
Stock-based compensation	$ 5,480		5,480
Common stock issued for services	256		256
Common stock issued for services (in shares)		60,000
Issuance of common stock, net of issuance costs	37,940	$ 1	37,939
Issuance of common stock, net of issuance costs (in shares)		10,162,500
Other	0		50		(50)
Ending balance at Dec. 31, 2017	$ 50,044	$ 4	$ 345,915	$ 78	$ (295,953)
Ending balance (in shares) at Dec. 31, 2017		42,368,864
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	830
Ending balance at Sep. 30, 2018	$ 14,252